NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Calculation of Net Income

The calculation of the net income per share is as follows:

	For the years ended December 31,
	2009		2010		2011

Net income attributable to holders of ordinary shares (numerator)	21,508		29,863		22,193

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	38,389,495	(i)	40,298,060	(i)	43,103,190	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	41,576,217	(ii)	43,406,080	(ii)	45,248,469	(ii)

Net income per ordinary share-basic	0.56		0.74		0.51

Net income per ordinary share-diluted	0.52		0.69		0.49

(i)	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.